Financial Risks - Summary of Credit Quality of USA's Available-For-Sale (AFS) CMBS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total fair value	€ 9,080	€ 8,597
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial assets [line items]
Total amortized cost	3,323	3,331
Total fair value	3,427	3,314
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	3,323	3,326
Total fair value	3,427	3,310
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS and CRE CDOs [member]
Disclosure of financial assets [line items]
Total amortized cost		5
Total fair value		4
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	2,540	2,635
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	2,540	2,635
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	639	567
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	639	567
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	109	65
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	109	65
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	7	3
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	7	3
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	29	62
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 29	57
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS and CRE CDOs [member]
Disclosure of financial assets [line items]
Total amortized cost		€ 5